Interest expense and finance costs	9 Months Ended
Sep. 30, 2018
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
6.	Interest expense and finance costs

	Nine months ended
	Sep 30, 2018	Sep 30, 2017
Interest incurred	16,430,560	13,605,807
Amortization of deferred finance fees	1,814,391	2,423,720
Write-off of deferred finance fees in relation to refinancing	414,897	-
	18,659,848	16,029,527